Equity	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2019
Equity

Note 5. Equity

Reverse Stock Split

In May 2020, the Company effected a reverse stock split whereby each 100 issued and outstanding shares of common stock were consolidated into one share of common stock and each 100 issued and outstanding shares of preferred stock were consolidated into one share of preferred stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, additional 391 shares were issued due to round-up effects.

Common Stock

In January 2020, the Company converted its outstanding convertible notes into shares of common stock. The $271,642 in notes payable with interest accrued was converted into 339,553 (33,955,250 before the Reverse Stock Split) shares of common stock at a price of $0.8 per share ($0.008 per share before the Reverse Stock Split).

In February 2020, the Company issued 710,000 (71,000,000 before the Reverse Stock Split) shares of common stock at the equivalent price of $0.1 per share ($0.001 per share before the Reverse Stock Split) to its former Chief Executive Officer and President, Tim Shannon, to settle $33,000 accrued compensation expenses at December 31, 2019 and $38,080 total compensation expenses and other expenses paid by Tim Shannon in fiscal 2020.

There were no treasury stock transactions during the nine months ended September 30, 2020. During the nine months ended September 30, 2019, the Company redeemed 6,223 (622,300 before the Reverse Stock Split) shares of common stock at a cost of $19,622.

Preferred Shares

In February 2020, 10,000 (1,000,000 before the Reverse Stock Split) shares of Series A preferred shares were converted into 100,000 (10,000,000 before the Reverse Stock Split) shares of common stock.

Additional Paid-in-capital

During the nine months ended September 30, 2020, the Company received capital contribution of $33,009 from its shareholder for working capital uses. The capital contribution was recorded in additional paid-in-capital.

During the three months ended March 31, 2020, Tim Shannon forgave the $19,443 shareholder advance balance that the Company owed to him. Since this was a forgiveness of related party loan, the gain from the forgiveness of the loan was treated as a capital transaction and the amount was recorded in additional paid-in-capital.

No compensation cost was recognized during the nine months ended September 30, 2020 or 2019 as a result of stock options. We had no exercisable options outstanding at September 30, 2020.

Note 6. Stockholders’ Deficit

No compensation cost was recognized during 2019 or 2018 as a result of stock options. We had no exercisable options outstanding at December 31, 2019.

On July 11, 2018, we sold 1,000,000 shares of common stock in exchange for $5,000 of cash.

On September 12, 2018, the Company issued 1,000,000 shares of preferred stock to Tim Shannon, our then Chief Executive Officer, President and sole employee, in exchange for $40,000 of compensation that had been accrued but not paid to him. Each preferred share was convertible, after one year, to ten shares of common stock. At the time of the preferred shares issuance, there was no market value of preferred shares as these were the first issued by the Company.

On October 30, 2018, Tim Shannon sold these shares to an unrelated third party for a cash payment of $40,000.

Recognizing that the convertibility of the preferred shares was not until September 12, 2019 and that a sale to an unrelated third party occurred on October 30, 2018, the Company has valued the issuance of these shares at $40,000.

On June 20, 2019, the Company issued an aggregate of 1,350,000 shares of Preferred Series B stock to its Board of Directors for services rendered. These shares were subsequently sold in March of 2020 with 71 million shares of common stock. The 1,350,000 shares of TVMD Preferred Series B stock represented $212,985 of the $500,000 purchase price. Therefore, this value was used to value the issuance of the preferred shares on issuance date as the subsequent sale represented an independent, third party arms-length transaction creating a fair value for these shares.

QDM Holdings Limited [Member]
Equity	4. Ordinary Shares The Company is authorized to issue 50,000 ordinary shares, par value US$1.00 per share. 50,000 shares had been issued and outstanding as of September 30, 2020 and March 31, 2020.

7. Ordinary Shares

The Group is authorized to issue 50,000 ordinary shares, par value US$1.00 per share. 50,000 and 1,282 shares had been issued and outstanding as of March 31, 2020 and 2019, respectively.